UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
Check here if Amendment  [x]; Amendment Number:
     This Amendment (Check only one.):  [x] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 521 East Morehead St Suite 510
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead	        Charlotte, NC		   02/01/2013
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    113

Form 13F Information Table Value Total:  $263135
	-----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                                             VALUE   SHRS OR  SH/  PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF C  CUSIP    (x$1000 PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE   SHARED OTHER
American Express CompanyCOM       025816109  3,808  66,251    SH             SOLE       N/A     66,251
Amern Shared Hosp Svcs  COM       029595105  82     30,000    SH             SOLE       N/A     30,000
Amerigas Propane        COM       030975106  1,573  40,600    SH             SOLE       N/A     40,600
Apple Computer Inc      COM       037833100  4,765  8,954     SH             SOLE       N/A     8,954
Atmos Energy Corp       COM       049560105  794    22,595    SH             SOLE       N/A     22,595
Auto Data Processing    COM       053015103  3,346  58,780    SH             SOLE       N/A     58,780
Autozone Inc            COM       053332102  2,688  7,583     SH             SOLE       N/A     7,583
BB&T Corporation        COM       054937107  923    31,714    SH             SOLE       N/A     31,714
Bank of America         COM       060505104  392    33,767    SH             SOLE       N/A     33,767
B E Aerospace Inc       COM       073302101  1,856  37,575    SH             SOLE       N/A     37,575
Becton Dickinson & Co   COM       075887109  2,677  34,232    SH             SOLE       N/A     34,232
Berkshire Hathaway Cl A CL A      084670108  1,341  10        SH             SOLE       N/A     10
Berkshire Hathaway Cl B CL B NEW  084670702  3,793  42,280    SH             SOLE       N/A     42,280
Broadcom Corp Cl A      CL A      111320107  673    20,280    SH             SOLE       N/A     20,280
Buckeye Partners Uts L PUNIT LTD P118230101  1,538  33,863    SH             SOLE       N/A     33,863
C V S Corporation       COM       126650100  4,986  103,114   SH             SOLE       N/A     103,114
Cabot Oil & Gas         COM       127097103  299    6,021     SH             SOLE       N/A     6,021
Celgene Corp            COM       151020104  863    11,000    SH             SOLE       N/A     11,000
Chevron Corp            COM       166764100  3,261  30,152    SH             SOLE       N/A     30,152
Chubb                   COM       171232101  2,476  32,874    SH             SOLE       N/A     32,874
Coca Cola               COM       191216100  925    25,526    SH             SOLE       N/A     25,526
Columbia Banking SystemsCOM       197236102  323    18,000    SH             SOLE       N/A     18,000
Conagra Inc.            COM       205887102  2,803  95,005    SH             SOLE       N/A     95,005
Deere & Co              COM       244199105  4,050  46,865    SH             SOLE       N/A     46,865
Disney Walt Hldg Co     COM DISNEY254687106  3,027  60,804    SH             SOLE       N/A     60,804
Du Pont E I De Nemour&CoCOM       263534109  2,282  50,739    SH             SOLE       N/A     50,739
EMC Corporation         COM       268664109  3,959  156,474   SH             SOLE       N/A     156,474
Emerson Electric Co.    COM       291011104  3,297  62,260    SH             SOLE       N/A     62,260
Enterprise Prd Prtnrs LpCOM       293792107  18,826 375,916   SH             SOLE       N/A     375,916
Equitable Resources Inc SH BEN INT294549100  236    4,000     SH             SOLE       N/A     4,000
Ferrellgas Partners     UNIT LTD P315293100  2,241  133,014   SH             SOLE       N/A     133,014
Fidus Investment Corp   COM       316500107  312    18,974    SH             SOLE       N/A     18,974
Fifth Third Bancorp     COM       316773100  3,408  224,185   SH             SOLE       N/A     224,185
Fluor Corporation       COM       343412102  579    9,856     SH             SOLE       N/A     9,856
General Electric        COM       369604103  450    21,437    SH             SOLE       N/A     21,437
Halliburton Company     COM       406216101  527    15,198    SH             SOLE       N/A     15,198
Home Depot              COM       437076102  616    9,952     SH             SOLE       N/A     9,952
Honeywell               COM       438516106  3,856  60,755    SH             SOLE       N/A     60,755
Intl Business Machine   COM       459200101  336    1,753     SH             SOLE       N/A     1,753
Intuit Inc              COM       461202103  3,058  51,410    SH             SOLE       N/A     51,410
Ishare S&P 500          UNIT SER 1464287200  1,626  11,360    SH             SOLE       N/A     11,360
Ishares Emerging Mkt.   MCSI EMERG464287234  482    10,862    SH             SOLE       N/A     10,862
S&P MidCap 400 I-S      S&P MIDCAP464287507  3,259  32,043    SH             SOLE       N/A     32,043
S&P Small Cap 600       S&P SMLCAP464287804  483    6,190     SH             SOLE       N/A     6,190
Ishares Intermediate CorLEHMAN INT464288638  332    2,985     SH             SOLE       N/A     2,985
Ishares Barclay's Short BARCLYS 1-464288646  4,879  46,255    SH             SOLE       N/A     46,255
Johnson & Johnson       COM       478160104  3,298  47,047    SH             SOLE       N/A     47,047
Kimberly Clark          COM       494368103  610    7,220     SH             SOLE       N/A     7,220
Kinder Morgan Energy Lp UNIT LTD P494550106  1,581  19,810    SH             SOLE       N/A     19,810
Magellan Midstream PartnCOM UNIT R559080106  6,173  142,917   SH             SOLE       N/A     142,917
Marathon Oil Group      COM       565849106  2,667  86,977    SH             SOLE       N/A     86,977
Markwest Energy Ptnr Lp UNIT LTD P570759100  228    4,470     SH             SOLE       N/A     4,470
McDonald's Corporation  COM       580135101  222    2,518     SH             SOLE       N/A     2,518
Microsoft Corp          COM       594918104  2,287  85,620    SH             SOLE       N/A     85,620
Mylan Labs.             COM       628530107  4,741  172,710   SH             SOLE       N/A     172,710
National Oilwell Varco  COM       637071101  2,526  36,950    SH             SOLE       N/A     36,950
PAA Natural Gas Storage COM UNIT L693139107  1,848  97,029    SH             SOLE       N/A     97,029
PPG Industries Inc      COM       693506107  4,231  31,260    SH             SOLE       N/A     31,260
Penney J C Co Inc       COM       708160106  936    47,470    SH             SOLE       N/A     47,470
Pepsico Inc.            COM       713448108  3,122  45,616    SH             SOLE       N/A     45,616
Plains All Amern Ppln LpUNIT LTD P726503103  7,392  163,398   SH             SOLE       N/A     163,398
Plum Creek Timber       COM       729251108  1,441  32,485    SH             SOLE       N/A     32,485
Qualcomm Inc            COM       747525103  5,618  90,815    SH             SOLE       N/A     90,815
Raymond James Finl Inc  COM       754730109  1,419  36,840    SH             SOLE       N/A     36,840
Realty Income           COM       756109104  2,394  59,535    SH             SOLE       N/A     59,535
Royal Bk Cda Montreal   COM       780087102  793    13,143    SH             SOLE       N/A     13,143
Schlumberger            COM       806857108  373    5,376     SH             SOLE       N/A     5,376
Stanley Black & Decker  COM       854502101  3,266  44,150    SH             SOLE       N/A     44,150
Suburban Propane        UNIT LTD P864482104  2,429  62,495    SH             SOLE       N/A     62,495
Templeton Global Incm FdCOM       880198106  3,621  383,604   SH             SOLE       N/A     383,604
Thermo Fisher ScientificCOM       883556102  510    8,000     SH             SOLE       N/A     8,000
Tupperware Corporation  COM       899896104  1,238  19,320    SH             SOLE       N/A     19,320
Universal Hlth Svcs Cl BCL B      913903100  1,283  26,535    SH             SOLE       N/A     26,535
V F Corporation         COM       918194951  1,923  12,739    SH             SOLE       N/A     12,739
Vanguard High Dividend FHIGH DIV Y921946406  332    6,715     SH             SOLE       N/A     6,715
Vanguard Emerging MarketEMR MKT ET922042858  1,393  31,289    SH             SOLE       N/A     31,289
Wal-Mart Stores Inc.    COM       931142103  319    4,675     SH             SOLE       N/A     4,675
ATT                     COM       00206R102  329    9,764     SH             SOLE       N/A     9,764
Comcast Corp New Cl A   CL A      20030N101  2,181  58,390    SH             SOLE       N/A     58,390
Compass Minerals Intl   COM       20451N101  346    4,625     SH             SOLE       N/A     4,625
Conocophillips          COM       20825C104  4,323  74,548    SH             SOLE       N/A     74,548
Crosstex Energy Lp      COM       22765U102  251    17,248    SH             SOLE       N/A     17,248
Duke                    COM       26441C105  549    8,612     SH             SOLE       N/A     8,612
El Paso Pipeline PartnerCOM       28336L109  1,511  40,875    SH             SOLE       N/A     40,875
Enbridge Energy         COM       29250R106  4,285  153,589   SH             SOLE       N/A     153,589
Energy Transfer PartnersUNIT LTD P29273R109  4,488  104,533   SH             SOLE       N/A     104,533
Energy Transfer Equity  COM UT LTD29273V100  2,429  53,402    SH             SOLE       N/A     53,402
Entergy Corp.           COM       29364G103  310    4,860     SH             SOLE       N/A     4,860
Exxon-Mobil             COM       30231G102  1,534  17,720    SH             SOLE       N/A     17,720
Global Payments Inc     COM       37940X102  4,215  93,050    SH             SOLE       N/A     93,050
Google Inc Class A      CL A      38259P508  2,674  3,780     SH             SOLE       N/A     3,780
Hess Corporation        COM       42809H107  2,270  42,870    SH             SOLE       N/A     42,870
J.P. Morgan Chase Inc.  COM       46625H100  1,075  24,455    SH             SOLE       N/A     24,455
MLP Index ETN- J.P. MorgALERIAN ML46625H365  3,320  86,318    SH             SOLE       N/A     86,318
Kinder Morgan Mgmt Llc  SHS       49455U100  462    6,116     SH             SOLE       N/A     6,116
Lab Cp Of Amer Hldg New COM       50540R409  3,607  41,640    SH             SOLE       N/A     41,640
Metlife Inc             COM       59156R108  2,403  72,949    SH             SOLE       N/A     72,949
Nustar Energy, LP       UNIT COM  67058H102  3,742  88,084    SH             SOLE       N/A     88,084
Oneok Partners Lp       UNIT LTD P68268N103  4,846  89,766    SH             SOLE       N/A     89,766
PPL Corporation         COM       69351T106  1,401  48,920    SH             SOLE       N/A     48,920
Powershares- Dynamic MktDYNAMIC MK73935X104  884    18,130    SH             SOLE       N/A     18,130
PowerShares High DividenHI YLD EQ 73935X302  1,138  120,895   SH             SOLE       N/A     120,895
Powershs RAFI US 1000   FTSE RAFI 73935X583  3,807  60,977    SH             SOLE       N/A     60,977
Powershs Emerging SoveriSOVEREIGN 73936T573  1,698  53,990    SH             SOLE       N/A     53,990
S P D R -S&P 500        UNIT SER 178462F103  4,696  32,977    SH             SOLE       N/A     32,977
Sunoco Logistics PartnerCOM UNITS 86764L108  5,132  103,195   SH             SOLE       N/A     103,195
Targa Resources PartnersCOM UNIT  87611X105  5,096  136,331   SH             SOLE       N/A     136,331
Valero Energy Corp New  COM       91913Y100  308    9,035     SH             SOLE       N/A     9,035
Covidien Ltd            SHS       G2552X108  3,028  52,447    SH             SOLE       N/A     52,447
Herbalife Ltd           COM USD SHG4412G101  842    25,570    SH             SOLE       N/A     25,570
Noble Corp              SHS       G65422100  2,714  77,950    SH             SOLE       N/A     77,950
PartnerRe Ltd           COM       G6852T105  2,510  31,190    SH             SOLE       N/A     31,190
Golar Lng Ltd           SHS       G9456A100  214    5,825     SH             SOLE       N/A     5,825
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